Related party balances and transactions	12 Months Ended
Jun. 30, 2013
Related Party Balances and Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
20.	Related party balances and transactions

The balances and transactions with these related parties for the years ended 2012 and 2013 are as follows:

Name of related party	Relationship with the group

Guangzhou Zhongda Holding Limited	Non-controlling shareholder of the subsidiary

First Win Technologies Ltd.	Company controlled by Tang Ben Guo, Non-executive Director.

(1)	Balances and transactions with related parties

During the year ended June 30, 2012 and 2013, the Group paid the management fee of RMB950,000 and RMB1,324,998 to Guangzhou Zhongda Holding Limited ("Zhongda Holding"), respectively.

		As of June 30,
	Name of related party	2012	2013	2013
		RMB	RMB	US$

Related party payable	Guangzhou Zhongda Holding Limited	-	34,998	5,702

It represents management fees of payable to Guangzhou Zhongda Holding Limited.

(2)
As set out in note 1, Animation Digital and Wentai Education granted loans in the amounts of RMB2.8 million and RMB30 million to the shareholders of Leisen Education and Wentai Investment, respectively, who are also shareholders of the Company, to fund the capital contributions to Leisen Education and Wentai Investment. These loans were eliminated with the capital of Leisen Education and Wentai Investment during consolidation.

(3)
Other than the above and the disposal of ELP business to First Win Technologies Ltd. at consideration of RMB87,532,200 during fiscal 2011 as disclosed in note 11 to the consolidated financial statements there is no other significant related party transaction for the years ended June 30, 2011, 2012 and 2013.